Long-Term Debt and Other Financial Liabilities, ABB Loan Facility (Details) $ in Thousands				12 Months Ended
	Jun. 14, 2021 USD ($)	Apr. 26, 2021 USD ($)	Apr. 22, 2021 USD ($)	Dec. 31, 2022 USD ($) Installment Tranche	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Senior Long-Term Debt [Abstract]
Proceeds from drawdown				$ 124,800	$ 180,320	$ 22,500
Balance outstanding				$ 235,603	$ 218,551
ABB Loan Facility [Member]
Senior Long-Term Debt [Abstract]
Face amount			$ 15,500
Number of tranches | Tranche				2
Minimum liquidity to be maintained in earnings account				$ 300
Market value of vessels plus additional security as percentage of aggregate outstanding loan				1.30
Balance outstanding				$ 13,100
ABB Loan Facility [Member] | Maximum [Member]
Senior Long-Term Debt [Abstract]
Corporate leverage ratio				85.00%
ABB Loan Facility [Member] | LIBOR [Member]
Senior Long-Term Debt [Abstract]
Margin on variable rate			4.00%
Tranche A [Member]
Senior Long-Term Debt [Abstract]
Proceeds from drawdown		$ 7,500
Number of consecutive payment installments | Installment				18
Frequency of periodic payment				quarterly
Installment payment				$ 200
Balloon payment				$ 3,900
Tranche B [Member]
Senior Long-Term Debt [Abstract]
Proceeds from drawdown	$ 8,000
Number of consecutive payment installments | Installment				18
Frequency of periodic payment				quarterly
Installment payment				$ 200
Balloon payment				$ 4,400